STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
STOCK BASED COMPENSATION [Text Block]

NOTE 9 - STOCK BASED COMPENSATION

The Company has a stock incentive plan (the “Stock Incentive Plan”) for the purpose of attracting and motivating directors, officers, employees and consultants of the Company and advancing the interests of the Company. The Stock Incentive Plan is a 15% rolling plan approved by shareholders in September 2013, whereby the Company can grant options to the extent of 15% of the current outstanding common shares. Under the plan, all forfeited and exercised options can be replaced with new offerings. As of December 31, 2015, the Company can issue stock option grants totaling up to 16,140,214 shares. Options are typically granted for a term of up to five years from the date of grant. Stock options granted generally vest over a period of eighteen months, with 25% vesting on the date of grant and 25% vesting every six months thereafter. The Company recognizes compensation expense using the straight-line method of amortization. Historically, the Company has issued new shares to satisfy exercises of stock options and the Company expects to issue new shares to satisfy any future exercises of stock options.

The following table reflects the summary of stock options outstanding at January 1, 2014 and changes for the years ended December 31, 2015 and 2014:

		Weighted
		Average
	Number of	Exercise	Aggregate
	shares under	Price Per	Intrinsic
	options	Share	Value

Balance outstanding, January 1, 2014	11,888,250	$0.61	$4,542,715
Forfeited/Expired	(1,886,250)	0.53	-
Exercised	(1,077,000)	0.32	-
Granted	2,883,500	0.74	-
Balance outstanding, December 31, 2014	11,808,500	0.62	4,273,243
Forfeited/Expired	(1,550,000)	0.86	-
Exercised	(155,000)	0.32	-
Granted	2,510,000	0.49	-

Balance outstanding, December 31, 2015	12,613,500	$0.57	$3,940,061
Vested and expected to vest at December 31, 2015	12,588,400	$0.57	$3,904,620

The fair value of the stock options granted was estimated using the Black-Scholes-Merton option-pricing model and is amortized over the vesting period of the underlying options. The assumptions used to calculate the fair value are as follows:

	For the Year Ended December 31,
	2015	2014
Dividend yield	0	0
Expected volatility	65%	81 - 100%
Risk free interest rate	0.58%	0.69 - 0.82%
Expected life (years)	3.26	2.94

Changes in the subjective input assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable measure of the fair value of the Company’s stock options.

The following table summarizes information about the stock options outstanding at December 31, 2015:

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$0.83	2,290,000	0.43	2,290,000	$1,122,100
0.60	100,000	0.70	100,000	36,072
0.31	1,720,000	1.65	1,720,000	267,571
0.46	1,885,000	2.56	1,885,000	457,867
0.41	15,000	2.67	15,000	3,012
0.35	1,250,000	7.30	1,250,000	338,000
0.74	2,843,500	3.25	2,843,500	1,148,928
0.48	2,060,000	4.37	1,030,000	210,841
0.53	450,000	4.48	225,000	57,263
$0.57	12,613,500	3.02	11,358,500	$3,641,654

Common Stock Compensation Plan (Restricted Shares )

Restricted shares are issued to the recipients when granted and held by the Company until vested. The recipients meet the vesting requirements by maintaining employment and good standing with the Company through the vesting period. After vesting, there are no restrictions on the shares.

The following table summarizes restricted stock activity under the Stock Plan for 2015 and 2014:

	Shares	Issue Price

Unvested at January 1, 2014	-	$-

Granted	559,122	0.74

Unvested at December 31, 2015	559,122	0.74

Granted	428,396	0.50
Vested	(559,122)	0.74

Unvested December 31, 2015	428,396	$0.50

Expected to vest after December 31, 2015	428,396	$0.50

At December 31, 2015, total compensation cost related to restricted stock granted under the Stock Plan but not yet recognized was $357,040, net of estimated forfeitures. This cost will be amortized on the straight-line method over a period of approximately 0.5 years.

Stock PurchaseWarrants

At December 31, 2015, the outstanding broker warrants and share purchase warrants consisted of the following:

		Broker
		Warrant	Share	Warrant
	Broker	Exercise	Purchase	Exercise
Expiration Date	Warrants	Price	Warrants	Price
May 23, 2017	255,721	$0.44	-	$-
December 21, 2017	-	-	3,310,812	0.50

On September 3, 2014, share purchase warrants that totaled 2,459,460 were exercised by an investor at the warrant exercise price of $0.50.